Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash	$ 5,311	$ 2,688
Amounts receivable	3,182	3,303
Amounts due from related parties	0	167
Taxes recoverable	5,048	6,580
Prepaid expenses and other assets	2,378	1,971
Inventory	9,881	8,826
Total current assets	25,800	23,535
Exploration and evaluation assets	52,326	50,111
Plant, equipment and mining properties	53,229	53,069
Long-term investments	1,712	934
Other assets	635	691
Total assets	133,702	128,340
Current liabilities
Accounts payable and accrued liabilities	9,923	11,867
Amounts due to related parties	173	0
Taxes payable	297	127
Current portion of finance lease obligations	1,672	1,650
Current portion of equipment loans	165	164
Total current liabilities	12,230	13,808
Finance lease obligations	1,645	1,445
Equipment loans	110	195
Reclamation provision	2,104	2,195
Deferred income tax liabilities	5,388	4,696
Total liabilities	21,477	22,339
EQUITY
Share capital	156,175	151,688
Equity reserves	11,063	11,041
Treasury shares	(97)	(97)
Accumulated other comprehensive loss	(5,332)	(5,208)
Accumulated deficit	(49,584)	(51,423)
Total equity	112,225	106,001
Total liabilities and equity	$ 133,702	$ 128,340